90040-P1

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 31, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED NOVEMBER 30, 2022, OF

WESTERN ASSET INCOME FUND (THE “FUND”)

I.	Effective March 31, 2023, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a)	The table in the section titled “Management – Investment professionals” in the Fund’s Summary Prospectus and Prospectus is amended to include the following entry:

Investment professional	Title	Investment professional of the fund since
Rafael Zielonka	Portfolio Manager	March 2023

b)	The table in the section titled “More on fund management – Investment professionals” in the Fund’s Prospectus is amended to include the following entry:

Investment professional	Title and recent biography	Investment professional of the fund since
Rafael Zielonka	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2023

II.	Effective March 31, 2023, the following changes are made to the Fund’s SAI:

a)	In the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the Fund’s SAI, the following is added to the table as a new entry under “Income Fund”:

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Rafael Zielonka*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	3	1.09	None	None
	Other Accounts	6	1.50	None	None

*	Information as of January 31, 2023 and does not reflect additional accounts (including the Fund) for which the investment professional will join the portfolio management team on March 31, 2023.

b)	In the section titled “Investment Professionals – Investment Professionals Securities Ownership” in the Fund’s SAI, the following is added to the table as a new entry under “Income Fund”:

Investment Professional	Dollar Range of Ownership of Securities ($)
Rafael Zielonka*	None

*	Information as of January 31, 2023. Mr. Zielonka joined the Fund’s portfolio management team on March 31, 2023.

Please retain this supplement for future reference.